Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Nov. 08, 2022 USD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2021 CAD ($)
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Lease Commitments		$ 303	$ 248
Litigation settlement, amount awarded to other party	$ 564
Litigation settlement interest	$ 484
Loss contingency accrual, provision		1,120
Loss contingency accrual payment after tax		830
Loss contingency accrual, non-interest expenses		605
Loss contingency accrual, interest expenses		515
Ongoing bank- wide [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Restructuring charges		$ 94	$ 136